May 25, 2011

Deborah O’Neal-Johnson

Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:    T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the “Fund”)

         File Nos.: 333-45018/811-10093

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned Fund’s prospectus sticker dated May 6, 2011.

The purpose of the sticker is to notify investors that the name of the T. Rowe Price U.S. Bond Index Fund, Inc. has been changed to the T. Rowe Price U.S. Bond Enhanced Index Fund, Inc., as well as to communicate corresponding changes to the Fund’s investment objective, investment strategies, and risks in connection with the name change.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits is identicial to the information filed on May 6, 2011.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence Brian Poole at 40-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman